Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Related Parties
17.	Related Parties
Transactions with key management personnel
During six months ending June 30, 2021, the remuneration of directors and other key management personnel - including company pension contributions made to money purchase schemes on their behalf - amounted to $2,488 thousand (June 30, 2020: $453 thousand). The remuneration of the highest paid Key Manager was $662 thousand (June 30, 2020: $177 thousand). These remuneration costs are recorded as an operating expense in sales, general and administrative expenses.
As at June 30, 2021, the aggregate nominal value of share options held by key management personnel amounted to $999 thousand at June 30, 2021 (2020: $195 thousand).
Directors remuneration is borne by the Company’s subsidiary, Babylon Partners Limited.

24.	Related parties
Transactions with key management personnel
During 2020, the remuneration of directors and other key management personnel - including company pension contributions made to money purchase schemes on their behalf - amounted to $1,028.1 thousand (2019: $850.5 thousand). The remuneration of the highest paid Key Manager was $338.3 thousand (2019: $334.5 thousand). These remuneration costs are recorded as an operating expense in sales, general and administrative expenses.
As at December 31, 2020, the aggregate nominal value of share options held by key management personnel amounted to $82.3 thousand at December 31, 2020 (2019: $18.6 thousand).
Directors remuneration is borne by the Company’s subsidiary, Babylon Partners Limited.